Commitments and Contingencies (Details) (Rock Solid, USD $) In Millions, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Rock Solid
Commitments and Contingencies
Amount of collateral recorded as a part of restricted cash	$ 13.6	$ 8.8	$ 8.8
Reserves for retained losses	$ 12.5	$ 10.8	$ 9.7